Accounts Receivable	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Accounts Receivable

D.10. Accounts receivable

An analysis of accounts receivable is set forth below:

(€ million)	December 31, 2017	December 31, 2016	December 31, 2015
Gross value	7,405	7,506	7,553

Allowances	(189)	(195)	(167)
Carrying amount	7,216	7,311	7,386

The impact of allowances against accounts receivable in 2017 was a net expense of €27 million (versus €32 million in 2016 and €53 million in 2015).

The gross value of overdue receivables was €644 million as of December 31, 2017, versus €597 million as of December 31, 2016 and €677 million as of December 31, 2015.

	Overdue accounts	Overdue by:
(€ million)	Gross value	<1 month	1 to 3 months	3 to 6 months	6 to 12 months	> 12 months

December 31, 2017	644	247	143	113	48	93

December 31, 2016	597	133	103	121	42	198

December 31, 2015	677	171	147	117	83	159

Amounts overdue by more than one month relate mainly to public-sector customers.

Some Sanofi subsidiaries have assigned receivables to factoring companies or banks without recourse. The amount of receivables that met the conditions described in Note B.8.7. and were therefore derecognized was €437 million as of December 31, 2017 (€428 million as of December 31, 2016 and €414 million as of December 31, 2015). The amounts derecognized in 2017 relate mainly to the United States (€230 million) and Japan (€197 million). The residual guarantees relating to such transfers were immaterial as of December 31, 2017.